SUBSEQUENT EVENTS (Details Narrative) - Lewis and Clark Pharmaceuticals, Inc. [Member] - USD ($)		6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Percentage of shares acquired		100.00%	100.00%
Convertible notes face amount		$ 45,000	$ 70,000
Number of convertible debt isuued		2,118,264	2,118,264
Subsequent Event [Member] | Share exchange agreement [Member]
Subsequent Event [Line Items]
Percentage of shares acquired	100.00%
Stock issued during period, shares	7,122,172
Description of acquisition

On July 31, 2017, Inspyr Therapeutics, Inc. (“Inspyr”) acquired 100% of our common stock, pursuant to the terms of a share exchange agreement (“Agreement”) dated July 31, 2017 (“Closing Date”), by and among, Inspyr, Lewis and Clark, certain principals of Lewis and Clark (the “Principals”) and all of the existing shareholders of Lewis and Clark (“Shareholders”). As consideration for the acquisition of Lewis and Clark, Inspyr agreed to issue an aggregate of 7,122,172 shares of Inspyr common stock (“Payment Shares”) to the Shareholders, accounting for, subsequent to the closing of the transaction, the Shareholders owning 50% of the issue and outstanding capital stock of Inspyr (including common shares issuable upon conversion of Inspyr’s outstanding preferred stock).